Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings (Loss) Per Share Disclosure [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding. Shares issued during the year are weighted for the portion of the year that they were outstanding. Diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive common shares that were outstanding during the period.
The number of shares and per share amounts for the prior periods presented below have been retrospectively restated to reflect the Recapitalization as further described in Note 12, Stockholders' Equity.
The reconciliation of the Company's basic and diluted earnings per share is shown in the following table:

	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$20	$37	$14	$19	$8	$8
Weighted average number of common shares outstanding — basic and diluted	35	63	35	49	28	28
Earnings per weighted average common share — basic and diluted	$0.58	$0.58	$0.40	$0.40	$0.30	$0.30

(a) Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
The following table summarizes the Company's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted earnings per share:

	Year Ended December 31,
	2016	2015	2014
	(In millions of shares)
2019 Convertible Notes - Common Class A	15	15	12
2020 Convertible Notes - Common Class C	10	5	—